Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 - SHARE-BASED COMPENSATION

A.	General

1.	In connection with the transfer of all of the business operations and substantially all of the assets of Check-Cap LLC to the Company in 2009, the Company assumed the Check-Cap LLC 2006 Unit Option Plan (the “2006 Plan”). According to the 2006 Plan, the Company is authorized to grant options to purchase ordinary shares of the Company to employees, directors and consultants of the Company. The options granted according to the 2006 Plan are generally exercisable for 10 years from the grant date unless otherwise determined by the Company’s Board of Directors, vest over a period to be determined by the Company’s Board of Directors, and have an exercise price to be determined by the Company’s Board of Directors.

2.	On August 13, 2015, the shareholders approved and adopted the Check-Cap Ltd. 2015 Equity Incentive Plan (the “2015 Israeli Plan”) and the Check-Cap Ltd. 2015 United States Sub-Plan to Check-Cap Ltd. 2015 Equity Incentive Plan (the “2015 U.S. Sub-Plan” and together with the 2015 Israeli Plan, the “2015 Plan”). As of such date, the Company ceased to grant options under the 2006 Plan. All of the remaining shares authorized but unissued under the 2006 Plan were rolled over to the 2015 Plan.

3.	On August 5, 2020, the Company’s Board of Directors resolved to increase the number of ordinary shares of the Company reserved for issuance under the 2015 Plan by an additional 17,500 shares to 77,780 shares.

4.	On August 5, 2021, the Company’s Board of Directors resolved to increase the number of ordinary shares of the Company reserved for issuance under the 2015 Plan by an additional 125,000.

5.	On January 27, 2022, the Company’s Board of Directors resolved to increase the number of ordinary shares of the Company reserved for issuance under the 2015 Plan by an additional 25,000.

6.	On January 4, 2023, the Company’s Board of Directors resolved to increase the number of ordinary shares of the Company reserved for issuance under the 2015 Plan by an additional 30,000.

7.	As of December 31, 2024, 127,964 shares were available for future awards under the 2015 Plan.

B.	Details of share-based grants made by the Company

The following tables presents the grant dates, number of underlying shares and related exercise prices of awards granted to employees and non-employees during the years 2023 and 2022 as well as the estimated fair value of the underlying ordinary shares on the grant date:

Options:

Grant date	No. of options	Expiration date	Exercise price	Fair value on grant date	Share based expenses (1) $in thousands	Vesting terms
January 27, 2022(9)	16,800	January 27, 2032	$12.96	$7.98	$134	(3)
March 21, 2022 (10)	8,472	March 21, 2032	$10.184	$7.02	$59	(3)
May 31, 2022	1,157	May 31, 2032	$7.254	$6.27	$7	(3)
August 29, 2022	1,661	August 29, 2032	$8.23	$6.91	$11	(3)
November 29, 2022	1,024	November 29, 2032	$4.81	$2.38	$2	(3)
December 29, 2022(11)	29,125	December 29, 2032	$4.14	$1.64	$48	(11)
March 30, 2023	903	March 30, 2033	$2.82	$1.17	$1	(12)

RSUs:

Grant date	No. of RSUs and PSUs	Expiration date	Fair value on grant date	Share based expenses (1)	Vesting terms
August 4, 2021 (7)	15,000	August 4, 2031	$21.8	$327	(4)
January 27, 2022 (9)	7,200	January 27, 2032	$9.58	$69	(8)
March 21, 2022 (10)	2,850	March 21, 2032	$8.27	$24	(9)

1.	Share based expenses are based on their fair value on grant date. The amount is charged to the statement of operations over the vesting periods.

2.	The options vest over a period of three years commencing on the date of grant, such that one third of the options vested on the first anniversary of the date of grant and thereafter, the remaining options vest in quarterly installments.

3.	The options vest over a period of four years commencing on the date of grant, such that 25% of the options vest and become exercisable on the first anniversary of the date of grant and thereafter, vest monthly in equal portions at the end of each month over the subsequent thirty-six (36) months.

4.	On August 4, 2021, the Company’s Board of Directors approved the award of 36,694 options and 15,000 RSUs, of which, 12,075 options and 5,175 RSUs were issued to certain of the Company’s officers. The remaining options and RSUs were issued to certain employees.

5.	On September 20, 2021, the Company’s Board of Directors approved the award of 1,250 options to the Company’s VP clinical, with an exercise price of $20.6, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.

6.	On December 9, 2021, the Company’s shareholders approved the award of 57,500 options to the Company’s CEO. The options shall vest as follows: (i) two-thirds of the options (38,334 options) shall vest over a period of four years commencing on their date of grant, such that 25% of the options shall vest on the first anniversary of the date of grant and an additional 2.0833% will vest at the end of each month thereafter; and (ii) one third of the options (19,166 options) shall fully vest upon the approval by the FDA of the use of our C-Scan, in humans, subject, in each case, to the CEO’s continuing service with the Company on each applicable vesting date. The exercise price of the options of $26.8, equal to the average closing price of the Company’s ordinary shares on the Nasdaq Capital Market during the 30 trading days prior to the approval of the grant of the award by the shareholders, plus a 50% premium. The compensation expense was based on the fair value on the grant date and was estimated at approximately $749.

7.	Options granted to service provider. The options vest over a period of twelve (12) months.

8.	On January 27, 2022, the Company’s Board of Directors approved the award to certain employees of 16,800 options, with an exercise price of $12.96, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date, and 7,200 RSUs.

9.	On March 21, 2022, the Company’s Board of Directors approved the award of 8,472 options and 2,850 RSUs to certain executive officers and employees, of which 6,650 options and the 2,850 RSUs were granted to certain officers. The options have an exercise price of $10.18, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.

10.	On December 29, 2022, the Company’s shareholders approved the award of 29,125 options to members of the Company’s Board of Directors. The options shall become fully vested on the first anniversary of the date of grant, subject to each of the Board of Directors continuing service with the Company on the vesting date. The exercise price of the options is $4.14, equal to two times the closing price of the Company’s ordinary shares on the Nasdaq Capital Market on the date of the approval of the option grant by the Company’s shareholders. These options were expired on December 18, 2023.

11.	Options granted to service provider. The options vest over a period of twelve (12) months.

12.	On March 30, 2023, the Company’s Board of Directors approved the award to certain employees of 903 options, with an exercise price of $2.82, equal to the higher of the share price at the grant date on Nasdaq and the average closing price of our ordinary shares on Nasdaq during the 30 trading days prior to the grant date.
C.	Options Fair Value

The parameters which were used in applying the model are as follows:

	For the year ended December 31,
	2024*	2023	2022
Expected volatility	-	117%	109% - 118%
Risk-free rate	-	3.6%	1.7% - 3.9%
Dividend yield	-	0%	0%
Expected term (in years)	-	6.08	5.5-6.08
Share price	-	$1.43	$2.07 - $9.58

*	The Company did not issue options in 2024.

D.	Effect of share-based compensation transactions on the Company’s statements of operations and comprehensive loss

	For the year ended December 31,
	2024	2023	2022

Research and development, net	$-	$(144)	$493
General and administrative, net	12	87	386
Total	$12	$(57)	$879

E.	A summary of the Company’s option activity related to options granted to employees, service providers and directors, and related information under the 2006 Plan and the 2015 Plan is as follows

		Year ended December 31, 2024
	Number	Weighted average of exercise Price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands) (2)
Options outstanding at beginning of year	102,288	47.13	7.34	-
Options granted	-	-	-	-
Options forfeited	(91,538)	51.13	7.46	-
Options exercised	-	-	-	-
Options outstanding at end of year	10,750	13.07	6.34	-

Options exercisable at end of year	351	12.20	1.8	-

*	The significant reduction in workforce, as detailed in Note 1A(4), led to the forfeiture of options.

		Year ended December 31, 2023
	Number	Weighted average of exercise Price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($ in thousands) (2)
Options outstanding at beginning of year	191,892	35.35	8.59	-
Options granted	903	2.82	-	-
Options forfeited	(90,507)	21.7	-	-
Options exercised	-	-	-	-
Options outstanding at end of year	102,288	47.13	7.34	-

Options exercisable at end of year	55,286	66.01	6.87	-

*	The significant reduction in workforce, as detailed in Note 1A(4), led to the forfeiture of options.
		Year ended December 31, 2022
	Number	Weighted average of exercise Price (in $)	Weighted average remaining contractual life (in years)	Aggregate intrinsic value ($in thousands) (2)
Options outstanding at beginning of year	145,895	48.2	9.13	-
Options granted	58,239	7.75	-	-
Options forfeited	(12,242)	59.07	-	-
Options exercised	-	-	-	-
Options outstanding at end of year	191,892	35.35	8.59	-

Options exercisable at end of year	55,259	79.79	7.39	-

A summary of the Company’s RSUs activity is as follows:

	Year ended December 31
	2024	2023	2022
	Number of RSUs
Unvested at beginning of year	2,967	19,703	16,628
Granted	-	-	10,050
Vested	(351)	(6,092)	(4,374)
Forfeited	-	(10,644)	(2,601)
Unvested at end of year	2,616	2,967	19,703

*	The significant reduction in workforce, as detailed in Note 1A(4), led to the forfeiture of RSUs

3.	The weighted average grant date fair values of RSUs awarded during the years ended December 31, 2022 were $9.2. No RSUs awarded in year 2023.

4.	As of December 31, 2024, 2023 and 2022 there was $5, $152, and $1,111 unrecognized compensation cost related to non-vested share-based compensation arrangements (options and RSUs) granted under the 2006 Plan and 2015 Plan. This cost is expected to be recognized over a period of up to 2.22 years.